Annual Total Returns[BarChart] - Invesco Pennsylvania Municipal Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.30%	12.51%	(9.79%)	15.36%	3.95%	2.97%	0.12%	11.30%	11.60%	5.19%